DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2019
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

13.     DERIVATIVE INSTRUMENTS

A significant portion of the Company’s capital, exploration, operating and administrative expenditures are incurred in BRL and MXN, while revenues from the sale of refined gold and metal concentrates are denominated in USD.  The fluctuation of the USD in relation to the BRL and MXN, consequently, impacts the reported financial performance of the Company.  To manage the Company’s exposure to changes in the BRL and MXN exchange rate, the Company enters into forward contracts to purchase foreign currencies in exchange for USD at various rates and maturity dates.

As at December 31, 2019, non-deliverable forward foreign exchange contracts for BRL against USD totaling BRL 418,238 (December 31, 2018 –  $nil) at various pre-determined rates ranging from BRL 4.03/USD to BRL 4.32/USD, at various maturity dates until September 2020, were outstanding.  The fair value of these outstanding non-deliverable forward foreign exchange contracts resulted in an asset of  $3,454 at December 31, 2019 (December 31, 2018 - $nil).  A non-deliverable forward foreign exchange contract does not require physical delivery of the designated currencies at maturity.

As at December 31, 2019, there were no outstanding forward contracts for the purchase of MXN in exchange for USD (December 31, 2018 – MXN 345,000 of forward contracts outstanding for which the fair value resulted in an asset of $738).